UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05848

The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.

Class AAA - GVCAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class AAA	$154	1.45%

How did the Fund perform?

For the fiscal year ended December 31, 2024 The Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Value Index. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). Top contributors over the year consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class AAA	S&P 500 Index	Russell 1000 Value Index
12/14	10,000	10,000	10,000
12/15	9,049	10,138	9,617
12/16	10,099	11,351	11,285
12/17	11,382	13,828	12,826
12/18	10,453	13,223	11,765
12/19	12,313	17,386	14,888
12/20	13,032	20,586	15,305
12/21	14,971	26,496	19,155
12/22	12,618	21,697	17,711
12/23	13,713	27,402	19,741
12/24	15,382	34,257	22,578

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class AAA	12.17%	4.55%	4.40%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Fund Statistics

  Total Net Assets$207,118,102
  Number of Portfolio Holdings71
  Portfolio Turnover Rate5%
  Management Fees$2,074,907

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.6%
The Bank of New York Mellon Corp.	6.4%
Madison Square Garden Sports Corp.	5.7%
American Express Co.	5.6%
Paramount Global	5.3%
Republic Services Inc.	4.9%
Newmont Corp.	4.6%
National Fuel Gas Co.	4.3%
Crane Co.	4.3%
Atlanta Braves Holdings Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.4%
Financial Services	16.1%
Broadcasting	8.6%
Electronics	8.5%
Environmental Services	7.2%
Diversified Industrial	5.9%
Energy and Utilities	5.8%
Metals and Mining	5.0%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	(0.4)%

The Gabelli Value 25 Fund Inc.

Annual Shareholder Report - December 31, 2024

Class AAA - GVCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCAX-24-ATSR

The Gabelli Value 25 Fund Inc.

Class C - GVCCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class C	$233	2.20%

How did the Fund perform?

For the fiscal year ended December 31, 2024 The Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Value Index. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). Top contributors over the year consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class C	The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
12/14	10,000	10,000	10,000	10,000
12/15	8,985	8,895	10,138	9,617
12/16	9,953	9,764	11,351	11,285
12/17	11,129	10,821	13,828	12,826
12/18	10,137	9,758	13,223	11,765
12/19	11,866	11,324	17,386	14,888
12/20	12,463	11,780	20,586	15,305
12/21	14,210	13,314	26,496	19,155
12/22	11,881	11,022	21,697	17,711
12/23	12,830	11,792	27,402	19,741
12/24	14,294	13,019	34,257	22,578

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class C	11.41%	3.79%	3.64%
The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	10.41%	3.79%	3.64%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Fund Statistics

  Total Net Assets$207,118,102
  Number of Portfolio Holdings71
  Portfolio Turnover Rate5%
  Management Fees$2,074,907

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.6%
The Bank of New York Mellon Corp.	6.4%
Madison Square Garden Sports Corp.	5.7%
American Express Co.	5.6%
Paramount Global	5.3%
Republic Services Inc.	4.9%
Newmont Corp.	4.6%
National Fuel Gas Co.	4.3%
Crane Co.	4.3%
Atlanta Braves Holdings Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.4%
Financial Services	16.1%
Broadcasting	8.6%
Electronics	8.5%
Environmental Services	7.2%
Diversified Industrial	5.9%
Energy and Utilities	5.8%
Metals and Mining	5.0%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	(0.4)%

The Gabelli Value 25 Fund Inc.

Annual Shareholder Report - December 31, 2024

Class C - GVCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCCX-24-ATSR

The Gabelli Value 25 Fund Inc.

Class I - GVCIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class I	$106	1.00%

How did the Fund perform?

For the fiscal year ended December 31, 2024 The Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Value Index. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). Top contributors over the year consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class I	S&P 500 Index	Russell 1000 Value Index
12/14	10,000	10,000	10,000
12/15	9,070	10,138	9,617
12/16	10,150	11,351	11,285
12/17	11,489	13,828	12,826
12/18	10,594	13,223	11,765
12/19	12,534	17,386	14,888
12/20	13,321	20,586	15,305
12/21	15,363	26,496	19,155
12/22	13,009	21,697	17,711
12/23	14,218	27,402	19,741
12/24	16,014	34,257	22,578

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class I	12.63%	5.02%	4.82%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Fund Statistics

  Total Net Assets$207,118,102
  Number of Portfolio Holdings71
  Portfolio Turnover Rate5%
  Management Fees$2,074,907

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.6%
The Bank of New York Mellon Corp.	6.4%
Madison Square Garden Sports Corp.	5.7%
American Express Co.	5.6%
Paramount Global	5.3%
Republic Services Inc.	4.9%
Newmont Corp.	4.6%
National Fuel Gas Co.	4.3%
Crane Co.	4.3%
Atlanta Braves Holdings Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.4%
Financial Services	16.1%
Broadcasting	8.6%
Electronics	8.5%
Environmental Services	7.2%
Diversified Industrial	5.9%
Energy and Utilities	5.8%
Metals and Mining	5.0%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	(0.4)%

The Gabelli Value 25 Fund Inc.

Annual Shareholder Report - December 31, 2024

Class I - GVCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCIX-24-ATSR

The Gabelli Value 25 Fund Inc.

Class A - GABVX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class A	$154	1.45%

How did the Fund perform?

For the fiscal year ended December 31, 2024 The Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Value Index. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). Top contributors over the year consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class A	The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
12/14	10,000	10,000	10,000	10,000
12/15	9,049	8,529	10,138	9,617
12/16	10,096	8,968	11,351	11,285
12/17	11,387	9,533	13,828	12,826
12/18	10,448	8,244	13,223	11,765
12/19	12,313	9,157	17,386	14,888
12/20	13,031	9,133	20,586	15,305
12/21	14,970	9,889	26,496	19,155
12/22	12,628	7,862	21,697	17,711
12/23	13,731	8,057	27,402	19,741
12/24	15,385	8,508	34,257	22,578

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class A	12.05%	4.55%	4.40%
The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	5.60%	3.32%	3.78%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Fund Statistics

  Total Net Assets$207,118,102
  Number of Portfolio Holdings71
  Portfolio Turnover Rate5%
  Management Fees$2,074,907

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.6%
The Bank of New York Mellon Corp.	6.4%
Madison Square Garden Sports Corp.	5.7%
American Express Co.	5.6%
Paramount Global	5.3%
Republic Services Inc.	4.9%
Newmont Corp.	4.6%
National Fuel Gas Co.	4.3%
Crane Co.	4.3%
Atlanta Braves Holdings Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	100.4%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.4%
Financial Services	16.1%
Broadcasting	8.6%
Electronics	8.5%
Environmental Services	7.2%
Diversified Industrial	5.9%
Energy and Utilities	5.8%
Metals and Mining	5.0%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	(0.4)%

The Gabelli Value 25 Fund Inc.

Annual Shareholder Report - December 31, 2024

Class A - GABVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABVX-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that John Birch is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $48,247 for 2023 and $49,212 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,640 for 2023 and $4,735 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2024.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Value 25 Fund Inc.

Annual Report — December 31, 2024

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class A Share of The Gabelli Value 25 Fund was 12.1% compared with a total return of 25.0% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Value 25 Fund Inc.

Entertainment	16.4%
Financial Services	16.1%
Broadcasting	8.6%
Electronics	8.5%
Environmental Services	7.2%
Diversified Industrial	5.9%
Energy and Utilities	5.8%
Metals and Mining	5.0%
Food and Beverage	3.8%
Automotive: Parts and Accessories	3.8%
Equipment and Supplies	2.6%
Cable and Satellite	2.5%
Telecommunications	2.2%
Machinery	2.2%
Hotels and Gaming	2.0%
Wireless Communications	1.9%
Consumer Products	1.8%
Computer Software and Services	1.5%
Health Care	1.1%
Telecommunication Services	1.0%
Automotive	0.5%
Other Assets and Liabilities (Net)	(0.4)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 100.4%
	Automotive — 0.5%
100,000	Iveco Group NV	$637,718	$967,484

	Automotive: Parts and Accessories — 3.8%
66,000	Dana Inc.	1,068,721	762,960
78,996	Garrett Motion Inc.†	418,786	713,334
55,500	Genuine Parts Co.	1,143,862	6,480,180
		2,631,369	7,956,474
	Broadcasting — 8.6%
6,500	Liberty Broadband Corp., Cl. A†	290,356	483,340
18,500	Liberty Broadband Corp., Cl. C†	40,791	1,383,060
488,500	Paramount Global, Cl. A	10,890,462	10,893,550
160,000	Sinclair Inc.	3,443,935	2,582,400
45,875	Sirius XM Holdings Inc.	275,566	1,045,950
78,000	TEGNA Inc.	1,211,329	1,426,620
		16,152,439	17,814,920
	Cable and Satellite — 2.5%
18,500	AMC Networks Inc., Cl. A†	0	183,150
93,000	Comcast Corp., Cl. A	898,625	3,490,290
16,000	EchoStar Corp., Cl. A†	181,621	366,400
36,000	Rogers Communications Inc., Cl. B	177,837	1,106,280
		1,258,083	5,146,120
	Computer Software and Services — 1.5%
5,500	Meta Platforms Inc., Cl. A	689,579	3,220,305

	Consumer Products — 1.8%
44,000	Edgewell Personal Care Co.	830,409	1,478,400
17,000	Energizer Holdings Inc.	252,366	593,130
12,000	Spectrum Brands Holdings Inc.	993,795	1,013,880
10,000	The Scotts Miracle-Gro Co.	537,486	663,400
		2,614,056	3,748,810
	Diversified Industrial — 5.9%
39,000	Ampco-Pittsburgh Corp.†	155,533	81,510
273,000	Bollore SE	1,585,767	1,679,755
58,000	Crane Co.	925,165	8,801,500
7,000	Honeywell International Inc.	146,598	1,581,230
		2,813,063	12,143,995
	Electronics — 8.5%
77,000	Resideo Technologies Inc.†	557,145	1,774,850
747,000	Sony Group Corp., ADR	2,471,798	15,806,520
		3,028,943	17,581,370
	Energy and Utilities — 5.8%
57,000	APA Corp.	1,741,024	1,316,130
22,500	Halliburton Co.	452,837	611,775
39,000	Innovex International Inc.†	909,739	544,830
Shares		Cost	Market Value
147,000	National Fuel Gas Co.	$6,475,499	$8,919,960
10,000	Schlumberger NV	453,550	383,400
2,700	Southwest Gas Holdings Inc.	168,262	190,917
		10,200,911	11,967,012
	Entertainment — 16.4%
33,000	Atlanta Braves Holdings Inc., Cl. A†	812,605	1,346,400
137,300	Atlanta Braves Holdings Inc., Cl. C†	2,769,667	5,253,098
39,500	Fox Corp., Cl. A	1,604,816	1,918,910
1,112,000	Grupo Televisa SAB, ADR	4,788,041	1,868,160
48,000	Havas NV†	105,749	80,667
1,000	Liberty Media Corp.-Liberty Live, Cl. C†	737	68,060
81,000	Madison Square Garden Entertainment Corp.†	58,888	2,883,600
52,500	Madison Square Garden Sports Corp.†	112,252	11,848,200
300,000	Ollamani SAB†	978,852	509,328
86,052	Sphere Entertainment Co.†	112,482	3,469,617
15,200	The Walt Disney Co.	406,367	1,692,520
95,000	Vivendi SE	275,899	253,198
270,000	Warner Bros Discovery Inc.†	2,833,145	2,853,900
		14,859,500	34,045,658
	Environmental Services — 7.2%
50,800	Republic Services Inc.	595,226	10,219,944
27,000	Waste Connections Inc.	758,446	4,632,660
		1,353,672	14,852,604
	Equipment and Supplies — 2.6%
57,000	Flowserve Corp.	474,720	3,278,640
6,900	Valmont Industries Inc.	1,528,416	2,116,023
		2,003,136	5,394,663
	Financial Services — 16.1%
39,000	American Express Co.	972,618	11,574,810
30,000	Citigroup Inc.	1,672,304	2,111,700
30,000	Loews Corp.	1,917,146	2,540,700
172,000	The Bank of New York Mellon Corp.	5,145,455	13,214,760
5,000	The Goldman Sachs Group Inc.	965,817	2,863,100
5,000	The PNC Financial Services Group Inc.	954,897	964,250
		11,628,237	33,269,320
	Food and Beverage — 3.8%
41,500	Diageo plc, ADR	1,467,193	5,275,895

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
45,000	Mondelēz International Inc., Cl. A	$970,944	$2,687,850
		2,438,137	7,963,745
	Health Care — 1.1%
25,000	Perrigo Co. plc	884,712	642,750
24,000	Pfizer Inc.	713,719	636,720
8,500	Zimmer Biomet Holdings Inc.	1,061,831	897,855
4,000	Zimvie Inc.†	62,460	55,800
		2,722,722	2,233,125
	Hotels and Gaming — 2.0%
40,000	Ryman Hospitality Properties Inc., REIT	814,189	4,173,600

	Machinery — 2.2%
395,000	CNH Industrial NV	3,317,659	4,475,350

	Metals and Mining — 5.0%
22,200	Freeport-McMoRan Inc.	800,076	845,376
255,000	Newmont Corp.	4,214,053	9,491,100
		5,014,129	10,336,476
	Telecommunication Services — 1.0%
135,000	Liberty Global Ltd., Cl. A†	1,238,874	1,722,600
23,000	Liberty Global Ltd., Cl. C†	63,471	302,220
		1,302,345	2,024,820
	Telecommunications — 2.2%
30,800	Sunrise Communications AG, Cl. A, ADR†	1,003,405	1,326,864
97,300	Telephone and Data Systems Inc.	1,692,613	3,318,903
		2,696,018	4,645,767
	Wireless Communications — 1.9%
64,000	United States Cellular Corp.†	1,765,844	4,014,080

	TOTAL COMMON STOCKS	89,941,749	207,975,698

	RIGHTS — 0.0%
	Health Care — 0.0%
2,000	ABIOMED Inc., CVR†	0	3,500
Shares		Cost	Market Value
	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
25,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$17,080	$2,250

	TOTAL INVESTMENTS — 100.4%	$89,958,829	207,981,448

	Other Assets and Liabilities (Net) — (0.4)%		(863,346)

	NET ASSETS — 100.0%		$207,118,102

†	Non-income producing security.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $89,958,829)	$207,981,448
Receivable for Fund shares sold	552
Dividends receivable	380,414
Prepaid expenses	19,638
Total Assets	208,382,052
Liabilities:
Payable to bank	692,625
Foreign currency overdraft, at value (cost $5)	5
Payable for Fund shares redeemed	229,738
Payable for investment advisory fees	189,796
Payable for distribution fees	37,941
Payable for accounting fees	3,750
Other accrued expenses	110,095
Total Liabilities	1,263,950
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 20,929,171 shares outstanding)	$207,118,102

Net Assets Consist of:
Paid-in capital	$91,117,079
Total distributable earnings	116,001,023
Net Assets	$207,118,102

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,473,950 ÷ 149,520 shares outstanding; 50,000,000 shares authorized)	$9.86
Class A:
Net Asset Value and redemption price per share ($168,404,006 ÷ 16,990,383 shares outstanding; 100,000,000 shares authorized)	$9.91
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.51
Class C:
Net Asset Value and offering price per share ($72,622 ÷ 11,100 shares outstanding; 50,000,000 shares authorized)	$6.54	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($37,167,524 ÷ 3,778,168 shares outstanding; 50,000,000 shares authorized)	$9.84

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $64,092)	$3,387,472
Interest	106,688
Total Investment Income	3,494,160
Expenses:
Investment advisory fees	2,149,761
Distribution fees - Class AAA	4,229
Distribution fees - Class A	441,465
Distribution fees - Class C	1,354
Shareholder services fees	94,064
Legal and audit fees	89,612
Registration expenses	86,007
Directors’ fees	56,802
Accounting fees	45,000
Shareholder communications expenses	30,661
Custodian fees	12,743
Interest expense	204
Miscellaneous expenses	29,138
Total Expenses	3,041,040
Less:
Expense reimbursements (See Note 3)	(74,854)
Expenses paid indirectly by broker (See Note 6)	(4,607)
Custodian fee credits	(2)
Total Reimbursements and Credits	(79,463)
Net Expenses	2,961,577
Net Investment Income	532,583

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	14,972,562
Net realized loss on foreign currency transactions	(20,019)
Net realized gain on investments and foreign currency transactions	14,952,543
Net change in unrealized appreciation/depreciation:
on investments	9,337,843
on foreign currency translations	4,986
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,342,829
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	24,295,372
Net Increase in Net Assets Resulting from Operations	$24,827,955

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$532,583	$929,177
Net realized gain on investments and foreign currency transactions	14,952,543	23,932,691
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,342,829	(6,231,235)
Net Increase in Net Assets Resulting from Operations	24,827,955	18,630,633

Distributions to Shareholders:
Accumulated earnings
Class AAA	(105,373)	(203,927)
Class A	(12,163,137)	(19,351,115)
Class C	(4,803)	(30,365)
Class I	(2,864,684)	(4,044,426)
Total Distributions to Shareholders	(15,137,997)	(23,629,833)

Capital Share Transactions:
Class AAA	(406,908)	(290,329)
Class A	(15,489,394)	(13,152,433)
Class C	(226,779)	(361,059)
Class I	745,199	467,783
Net Decrease in Net Assets from Capital Share Transactions	(15,377,882)	(13,336,038)

Redemption Fees	—	183

Net Decrease in Net Assets	(5,687,924)	(18,335,055)

Net Assets:
Beginning of year	212,806,026	231,141,081
End of year	$207,118,102	$212,806,026

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2024	$9.46	$0.02	$1.13	$1.15	$(0.06)	$(0.69)	$(0.75)	$—		$9.86	12.17%	$1,474	0.20%	1.46%	1.45%		5%
2023	9.76	0.03	0.82	0.85	(0.03)	(1.12)	(1.15)	0.00	(c)	9.46	8.68	1,807	0.33	1.50	1.49		6
2022	13.67	0.03	(2.20)	(2.17)	(0.03)	(1.71)	(1.74)	—		9.76	(15.72)	2,136	0.27	1.45	1.45		6
2021	13.34	0.07	1.91	1.98	(0.11)	(1.54)	(1.65)	0.00	(c)	13.67	14.88	2,806	0.48	1.43	1.43	(d)	12
2020	13.79	0.05	0.75	0.80	(0.06)	(1.19)	(1.25)	0.00	(c)	13.34	5.85	2,467	0.43	1.44	1.44		4
Class A
2024	$9.52	$0.02	$1.13	$1.15	$(0.06)	$(0.70)	$(0.76)	$—		$9.91	12.05%	$168,404	0.17%	1.46%	1.45%		5%
2023	9.82	0.03	0.83	0.86	(0.03)	(1.13)	(1.16)	0.00	(c)	9.52	8.73	175,761	0.33	1.50	1.49		6
2022	13.74	0.03	(2.20)	(2.17)	(0.03)	(1.72)	(1.75)	—		9.82	(15.64)	192,948	0.26	1.45	1.45		6
2021	13.40	0.07	1.92	1.99	(0.11)	(1.54)	(1.65)	0.00	(c)	13.74	14.88	263,214	0.49	1.43	1.43	(d)	12
2020	13.85	0.06	0.74	0.80	(0.06)	(1.19)	(1.25)	0.00	(c)	13.40	5.83	256,601	0.46	1.44	1.44		4
Class C
2024	$6.28	$(0.04)	$0.76	$0.72	$—	$(0.46)	$(0.46)	$—		$6.54	11.41%	$73	(0.55)%	2.20%	2.20%		5%
2023	6.50	(0.03)	0.55	0.52	0.00 (c)	(0.74)	(0.74)	0.00	(c)	6.28	7.99	287	(0.48)	2.25	2.24		6
2022	9.15	(0.04)	(1.48)	(1.52)	—	(1.13)	(1.13)	—		6.50	(16.39)	639	(0.51)	2.20	2.20		6
2021	9.39	(0.02)	1.33	1.31	(0.01)	(1.54)	(1.55)	0.00	(c)	9.15	14.02	945	(0.17)	2.18	2.18	(d)	12
2020	10.08	(0.03)	0.53	0.50	—	(1.19)	(1.19)	0.00	(c)	9.39	5.03	1,548	(0.38)	2.19	2.19		4
Class I
2024	$9.45	$0.06	$1.14	$1.20	$(0.11)	$(0.70)	$(0.81)	$—		$9.84	12.63%	$37,167	0.63%	1.21%	1.00	%(e)	5%
2023	9.76	0.08	0.83	0.91	(0.09)	(1.13)	(1.22)	0.00	(c)	9.45	9.29	34,951	0.83	1.25	1.00	(e)	6
2022	13.69	0.09	(2.21)	(2.12)	(0.09)	(1.72)	(1.81)	—		9.76	(15.32)	35,418	0.71	1.20	1.00	(e)	6
2021	13.36	0.13	1.91	2.04	(0.17)	(1.54)	(1.71)	0.00	(c)	13.69	15.33	51,863	0.87	1.18	1.02	(d)(e)	12
2020	13.81	0.11	0.75	0.86	(0.12)	(1.19)	(1.31)	0.00	(c)	13.36	6.28	48,217	0.90	1.19	1.00	(e)	4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact to the expense ratios.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended December 31, 2021 would have been 1.41% (Class AAA and Class A), 2.16% (Class C), and 1.00% (Class I), respectively.
(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements

1. Organization. The Gabelli Value 25 Fund Inc. (the Fund) was incorporated on July 20, 1989 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$207,975,698	—	$207,975,698
Rights (a)	—	$3,500	3,500
Warrants (a)	2,250	—	2,250
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$207,977,948	$3,500	$207,981,448

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to of tax equalization and the tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, reclassifications were made to increase paid-in capital by $889,987, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the fiscal years ended December 31, 2024 and 2023 was as follows:

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Distributions paid from:*
Ordinary income	$1,533,562	$941,513
Net long term capital gains	14,482,801	24,308,993
Total distributions paid	$16,016,363	$25,250,506

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$116,001,023

At December 31, 2024, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to the deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$91,977,388	$125,013,224	$(9,009,164)	$116,004,060

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% of the value of its average daily net assets. For the year ended December 31, 2024, the Adviser reimbursed the Fund in the amount of $74,854. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

This contractual agreement is renewable annually and is in place until at least April 30, 2025. At December 31, 2024, the cumulative amount which the Fund may repay the Adviser is $250,611.

For the year ended December 31, 2022, expiring December 31, 2025	$88,358
For the year ended December 31, 2023, expiring December 31, 2026	87,399
For the year ended December 31, 2024, expiring December 31, 2027	74,854
$250,611

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $10,388,121 and $36,678,692, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $5,139 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

Additionally, the Distributor retained a total of $1,723 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,607.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the year ended December 31, 2024, the Fund accrued $45,000 in connection with the cost of computing the Fund’s NAV.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

At December 31, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	24,631	$250,480	9,858	$101,723
Shares issued upon reinvestment of distributions	10,443	103,173	20,403	193,217
Shares redeemed	(76,451)	(760,561)	(58,242)	(585,269)
Net decrease	(41,377)	$(406,908)	(27,981)	$(290,329)
Class A
Shares sold	72,832	$735,006	132,466	$1,317,926
Shares issued upon reinvestment of distributions	1,182,246	11,751,917	1,953,790	18,600,081
Shares redeemed	(2,734,864)	(27,976,317)	(3,267,962)	(33,070,440)
Net decrease	(1,479,786)	$(15,489,394)	(1,181,706)	$(13,152,433)
Class C
Shares sold	—	$—	1,377	$9,378
Shares issued upon reinvestment of distributions	732	4,803	4,828	30,365
Shares redeemed	(35,282)	(231,582)	(58,896)	(400,802)
Net decrease	(34,550)	$(226,779)	(52,691)	$(361,059)
Class I
Shares sold	400,497	$4,135,117	128,831	$1,313,027
Shares issued upon reinvestment of distributions	282,571	2,786,155	415,805	3,929,355
Shares redeemed	(603,841)	(6,176,073)	(473,022)	(4,774,599)
Net increase	79,227	$745,199	71,614	$467,783

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Continued)

long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value 25 Fund Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of The Gabelli Value 25 Fund Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Value 25 Fund Inc. (the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024, and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

The Gabelli Value 25 Fund Inc.

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Value 25 Fund Inc.

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.0667, $0.0693, $0.0056, and $0.1174 per share for Class AAA, Class A, Class C, and Class I, respectively, and long term capital gains totaling $14,482,801 or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2024, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.53% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during 2024 which was derived from U.S. Treasury securities was 1.41%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Value 25 Fund did not meet this strict requirement in 2024. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

John Birch
Partner,
The Cardinal Partners Global

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York
Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q424AR

GABELLI
FUNDS

THE GABELLI VALUE 25 FUND INC.

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2024	$9.46	$0.02	$1.13	$1.15	$(0.06)	$(0.69)	$(0.75)	$—		$9.86	12.17%	$1,474	0.20%	1.46%	1.45%		5%
2023	9.76	0.03	0.82	0.85	(0.03)	(1.12)	(1.15)	0.00	(c)	9.46	8.68	1,807	0.33	1.50	1.49		6
2022	13.67	0.03	(2.20)	(2.17)	(0.03)	(1.71)	(1.74)	—		9.76	(15.72)	2,136	0.27	1.45	1.45		6
2021	13.34	0.07	1.91	1.98	(0.11)	(1.54)	(1.65)	0.00	(c)	13.67	14.88	2,806	0.48	1.43	1.43	(d)	12
2020	13.79	0.05	0.75	0.80	(0.06)	(1.19)	(1.25)	0.00	(c)	13.34	5.85	2,467	0.43	1.44	1.44		4
Class A
2024	$9.52	$0.02	$1.13	$1.15	$(0.06)	$(0.70)	$(0.76)	$—		$9.91	12.05%	$168,404	0.17%	1.46%	1.45%		5%
2023	9.82	0.03	0.83	0.86	(0.03)	(1.13)	(1.16)	0.00	(c)	9.52	8.73	175,761	0.33	1.50	1.49		6
2022	13.74	0.03	(2.20)	(2.17)	(0.03)	(1.72)	(1.75)	—		9.82	(15.64)	192,948	0.26	1.45	1.45		6
2021	13.40	0.07	1.92	1.99	(0.11)	(1.54)	(1.65)	0.00	(c)	13.74	14.88	263,214	0.49	1.43	1.43	(d)	12
2020	13.85	0.06	0.74	0.80	(0.06)	(1.19)	(1.25)	0.00	(c)	13.40	5.83	256,601	0.46	1.44	1.44		4
Class C
2024	$6.28	$(0.04)	$0.76	$0.72	$—	$(0.46)	$(0.46)	$—		$6.54	11.41%	$73	(0.55)%	2.20%	2.20%		5%
2023	6.50	(0.03)	0.55	0.52	0.00 (c)	(0.74)	(0.74)	0.00	(c)	6.28	7.99	287	(0.48)	2.25	2.24		6
2022	9.15	(0.04)	(1.48)	(1.52)	—	(1.13)	(1.13)	—		6.50	(16.39)	639	(0.51)	2.20	2.20		6
2021	9.39	(0.02)	1.33	1.31	(0.01)	(1.54)	(1.55)	0.00	(c)	9.15	14.02	945	(0.17)	2.18	2.18	(d)	12
2020	10.08	(0.03)	0.53	0.50	—	(1.19)	(1.19)	0.00	(c)	9.39	5.03	1,548	(0.38)	2.19	2.19		4
Class I
2024	$9.45	$0.06	$1.14	$1.20	$(0.11)	$(0.70)	$(0.81)	$—		$9.84	12.63%	$37,167	0.63%	1.21%	1.00	%(e)	5%
2023	9.76	0.08	0.83	0.91	(0.09)	(1.13)	(1.22)	0.00	(c)	9.45	9.29	34,951	0.83	1.25	1.00	(e)	6
2022	13.69	0.09	(2.21)	(2.12)	(0.09)	(1.72)	(1.81)	—		9.76	(15.32)	35,418	0.71	1.20	1.00	(e)	6
2021	13.36	0.13	1.91	2.04	(0.17)	(1.54)	(1.71)	0.00	(c)	13.69	15.33	51,863	0.87	1.18	1.02	(d)(e)	12
2020	13.81	0.11	0.75	0.86	(0.12)	(1.19)	(1.31)	0.00	(c)	13.36	6.28	48,217	0.90	1.19	1.00	(e)	4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact to the expense ratios.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended December 31, 2021 would have been 1.41% (Class AAA and Class A), 2.16% (Class C), and 1.00% (Class I), respectively.
(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

John Birch	$22,342
Anthony J. Colavita (deceased)	$17,460
Robert Morrissey	$17,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.